Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)	Mar. 31, 2018	Mar. 31, 2017
WNS global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	16.00%
Perpetual growth rate	3.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate	17.10%
Perpetual growth rate	3.00%
Finance and accounting [member]
Disclosure of information for cash-generating units [line items]
Discount rate	15.10%
Perpetual growth rate	2.00%
Research & analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate	16.00%
Perpetual growth rate	3.00%
Healthcare [member]
Disclosure of information for cash-generating units [line items]
Discount rate	13.00%
Perpetual growth rate	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate	14.00%
Perpetual growth rate	3.00%
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	14.00%	13.00%
Perpetual growth rate	2.00%